SHARE-BASED COMPENSATION PLAN (Tables)	12 Months Ended
Dec. 31, 2013
SHARE-BASED COMPENSATION PLAN
Schedule of assumptions presented in weighted average, used to estimate fair value of each option granted

  The fair value of each option granted was estimated on the date of grant by the Group and was determined using the Black-Scholes options-pricing model with the following assumptions, presented in weighted average, for the years ended December 31, 2011, 2012 and 2013, respectively, except for the options assumed under the merger of equals with VanceInfo on November 9, 2012:

	2011	2012	2013
Expected volatility(1)	53%	53%	50% – 51%
Risk-free interest rate(2)	1.44% – 2.90%	1.04%	1.18% – 1.23%
Expected life (years)(3)	5.5 – 6.1	6.5	5.87 – 6.11
Expected dividend yield(4)	—	—	—
Exercise price(5)	$8.79 – $22.18	$7.25	$6.42 – $7.94
Fair value of the underlying common shares(6)	$8.79 – $22.18	$7.49	$6.42 – $7.94
(1)
Volatility

  The volatility of the underlying common shares during the life of the options was estimated based on average historical volatility of comparable companies for the period before the valuation date with lengths equal to the expected terms of the options.

(2)
Risk-free interest rate

  Risk free interest rate is estimated based on the yield to maturity of China international government bonds with maturity term close to expected term of the options.

(3)
Expected term

  As the Group did not have historical share option exercise experience, it estimated the expected term based on a consideration of factors including contractual term, vesting period and empirical study on exercise behavior of employee share option.

(4)
Dividend yield

  The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(5)
Exercise price

  The exercise price of the options was determined by the Company's board of directors.

(6)
Fair value of underlying common shares

  The fair value of the underlying common shares is estimated based on the closing market price of the ADS of the Company as of the grant date to derive the fair value of the common shares on that date.

        The fair value of the options granted under the merger of equals with VanceInfo on November 9, 2012 was estimated with the assistance of an independent third-party appraiser, and was determined using binomial model with the following assumptions:

Expected volatility(1)	52.0% – 66.0%
Risk-free interest rate(2)	0.7% – 1.4%
Expected dividend yield(3)	Nil
Exercise price(4)	$4.58 – $11.00
Fair value of the underlying common shares(5)	$7.49
(1)
Volatility

  The volatility of the underlying common shares during the life of the options was estimated based on average historical volatility of comparable companies for the period before the valuation date with lengths equal to the life of the options.

(2)
Risk-free interest rate

  Risk free rate is estimated based on yield to maturity of China international government bonds with maturity term close to the life of the options.

(3)
Dividend yield

  The dividend yield was estimated by the Group based on its expected dividend policy over the life of the options.

(4)
Exercise price

  The exercise price of the options was determined by the Group's board of directors.

(5)
Fair value of underlying common shares

  The fair value of the common shares underlying was estimated based on the closing market price of the ADS of VanceInfo as of the grant date to derive the fair value of the common shares on that date.

Schedule of share-based compensation expenses included in the consolidated statements of operations

	2011	2012	2013
Cost of revenues	$234	$165	$466
General and administrative	4,906	10,405	21,466
Selling and marketing	516	494	926

Total	$5,656	$11,064	$22,858

Share Incentive Plan
SHARE-BASED COMPENSATION PLAN
Schedule of changes in options outstanding

	Number of share options	Weighted average exercise price	Weighted average grant-date fair value	Weighted average intrinsic value per option at the grant dates
Share options outstanding as of January 1, 2011	4,508,784	$4.46
Granted	114,685	16.74	$8.93	—
Exercised	(1,007,740)	4.18
Cancelled	(217,539)	9.76

Share options outstanding as of December 31, 2011	3,398,190	$4.60
Granted	—	—	—	—
Exercised	(401,179)	4.34
Cancelled	(81,840)	6.64

Share options outstanding as of December 31, 2012	2,915,171	$4.58	—	—
Granted	—	—
Exercised	(691,372)	4.64
Cancelled	(83,608)	11.26

Share options outstanding as of December 31, 2013	2,140,191	$4.37

Schedule of information with respect to stock options outstanding by exercise price range

	Options outstanding				Options exercisable
Number outstanding	Weighted average remaining contractual life in years	Weighted average exercise price	Aggregate intrinsic value	Number exercisable	Weighted average remaining contractual life in years	Weighted average exercise price	Aggregate intrinsic value
2,140,191	3.40	$4.37	$6,013,406	2,134,557	3.39	$4.36	$6,008,441

Summary of the status of the Group's options to be vested and changes during the period

Options to be vested	Share options	Weighted-average grant date fair value	Weighted-average exercise price per share
As of January 1, 2011	1,361,483	$2.51	$5.58
Granted	114,685	8.93	16.74
Vested	(704,248)	1.67	5.30
Forfeited	(217,539)	4.18	9.76

As of December 31, 2011	554,381	$4.88	$6.56
Granted	—	—	—
Vested	(357,282)	3.01	5.79
Forfeited	(81,840)	9.21	6.64

As of December 31, 2012	115,259	$7.63	$8.88
Granted	—	—	—
Vested	(26,017)	1.39	(8.49)
Forfeited	(83,608)	4.91	11.26

As of December 31, 2013	5,634	$5.76	$8.47

Vested and expect to vest as of December 31, 2013	4,593,188		$4.32

Summary of information regarding nonvested shares granted

	Number of nonvested shares	Weighted average grant date fair value	Intrinsic value
Outstanding as of January 1, 2011	337,443	$8.37	$2,806,766
Granted	361,256	12.83	4,650,290
Vested	(273,850)	6.83	(1,876,338)
Forfeited	(15,722)	9.07	(143,571)

Outstanding as of December 31, 2011	409,127	$13.25	$5,437,147
Granted	2,719	11.02	29,960
Vested	(156,072)	13.06	(2,038,640)
Forfeited	(28,366)	11.50	(326,168)

Outstanding as of December 31, 2012	227,408	$13.57	$3,102,299
Vested	(57,373)	13.95	(800,353)
Forfeited	(3,406)	18.06	(61,512)

Outstanding as of December 31, 2013	166,629	$13.45	$2,240,434

Nonvested shares vested and expect to vest as of December 31, 2013	1,686,203

2011 Equity Incentive Plan
SHARE-BASED COMPENSATION PLAN
Schedule of changes in options outstanding

	Number of share options	Weighted average exercise price	Weighted average grant-date fair value	Weighted average intrinsic value per option at the grant dates
Granted	34,055	$8.79	$4.32	—
Exercised	—	—
Cancelled	—	—

Share options outstanding as of December 31, 2011	34,055	$8.79
Granted	215,084	$7.25	$3.77	—
Exercised	—	—
Cancelled	—	—

Share options outstanding as of December 31, 2012	249,139	$7.46
Granted	40,100	$7.75	$3.75	—
Exercised	—	—
Cancelled	(43,623)	$8.20

Share options outstanding as of December 31, 2013	245,616	$7.38

Schedule of information with respect to stock options outstanding by exercise price range

	Options outstanding				Options exercisable
Number outstanding	Weighted average remaining contractual life in years	Weighted average exercise price	Aggregate intrinsic value	Number exercisable	Weighted average remaining contractual life in years	Weighted average exercise price	Aggregate intrinsic value
245,616	8.04	$7.38	$3,650	20,433	7.86	$8.79	—

Summary of the status of the Group's options to be vested and changes during the period

Options to be vested	Share options	Weighted-average grant date fair value	Weighted-average exercise price per share
Granted in 2011	34,055	$4.32	$8.79

As of December 31, 2011	34,055	$4.32	$8.79
Granted	215,082	3.77	7.25
Vested	(34,055)	4.32	8.79
Forfeited	2	3.89	7.60

As of December 31, 2012	215,084	$3.77	$7.25

Granted	40,100	3.75	7.75
Forfeited	(30,001)	3.83	7.94

As of December 31, 2013	225,183	$4.02	$7.25

Vested and expect to vest as of December 31, 2013	245,616		$7.38

Summary of information regarding nonvested restricted share units

	Number of nonvested share units	Weighted average grant date fair value	Intrinsic value
Outstanding as of January 1, 2012	1,045,698	$10.18	$10,600,967
Granted	3,833,474	7.83	30,027,735
Vested	(291,513)	10.41	(3,034,746)
Forfeited	(120,680)	10.95	(1,321,957)

Outstanding as of December 31, 2012	4,466,979	$8.13	$36,271,999
Granted	1,899,121	7.30	13,863,583
Vested	(210,086)	8.88	(1,865,564)
Forfeited	(401,794)	8.18	(3,286,675)

Outstanding as of December 31, 2013	5,754,220	$7.55	$44,983,343

Nonvested shares vested and expect to vest as of December 31, 2013	6,255,819

VanceInfo 2005 Stock Option Plan
SHARE-BASED COMPENSATION PLAN
Schedule of changes in options outstanding

	Number of share options	Weighted average exercise price	Weighted average grant-date fair value	Weighted average intrinsic value per option at the grant dates
Assumed as of November 9, 2012	1,093,435	$1.90	$1.31	$6,118,710
Exercised	(61,340)	$0.78
Cancelled	—	—

Share options outstanding as of December 31, 2012	1,032,095	$1.97
Exercised	(223,715)	$1.78
Cancelled	(1,588)	$6.95

Share options outstanding as of December 31, 2013	806,792	$2.01

Schedule of information with respect to stock options outstanding by exercise price range

	Options outstanding				Options exercisable
Number outstanding	Weighted average remaining contractual life in years	Weighted average exercise price	Aggregate intrinsic value	Number exercisable	Weighted average remaining contractual life in years	Weighted average exercise price	Aggregate intrinsic value
806,792	2.30	$2.01	$4,153,648	806,792	2.30	$2.01	$4,153,648

Summary of the status of the Group's options to be vested and changes during the period

Options to be vested	Share options	Weighted-average grant date fair value	Weighted-average exercise price per share
Assumed as of November 9, 2012	1,093,435	$1.31	$1.90
Vested	(125)	1.71	3.50
Forfeited	—	—	—

As of December 31, 2012	1,093,310	$1.31	$1.90
Vested	(1,093,310)	1.31	1.90
Forfeited	—	—	—

As of December 31, 2013	—	—	—

Vested and expect to vest as of December 31, 2013	1,093,435		$1.90

VanceInfo 2007 Share Incentive Plan
SHARE-BASED COMPENSATION PLAN
Schedule of changes in options outstanding

	Number of share options	Weighted average exercise price	Weighted average grant-date fair value	Weighted average intrinsic value per option at the grant dates
Assumed as of November 9, 2012	2,557,084	$7.56	$6.18	$1,138,653
Exercised	(25,908)	$5.53
Cancelled	(49,088)	$7.96

Share options outstanding as of December 31, 2012	2,482,088	$7.57
Exercised	(111,844)	$5.30
Cancelled	(458,385)	$7.87

Share options outstanding as of December 31, 2013	1,911,859	$7.63

Schedule of information with respect to stock options outstanding by exercise price range

	Options outstanding				Options exercisable
Number outstanding	Weighted average remaining contractual life in years	Weighted average exercise price	Aggregate intrinsic value	Number exercisable	Weighted average remaining contractual life in years	Weighted average exercise price	Aggregate intrinsic value
1,911,859	2.64	$7.63	$567,787	1,316,968	2.25	$7.51	$537,201

Summary of the status of the Group's options to be vested and changes during the period

Options to be vested	Share options	Weighted-average grant date fair value	Weighted-average exercise price per share
Assumed as of November 9, 2012	2,557,084	$6.18	$7.56
Vested	(81,381)	3.47	6.57
Forfeited	(49,088)	8.35	7.96

As of December 31, 2012	2,426,615	$6.23	$7.58
Vested	(1,373,339)	8.32	8.09
Forfeited	(458,385)	6.58	7.87

As of December 31, 2013	594,891	$7.21	$7.90

Vested and expect to vest as of December 31, 2013	2,049,611		$7.48

Summary of information regarding nonvested restricted share units

	Number of nonvested share units	Weighted average grant date fair value	Intrinsic value
Granted as of November 9, 2012	722,869	$16.56	$11,968,510
Vested	(14,738)	16.23	(239,145)
Forfeited	(24,157)	14.13	(341,308)

Outstanding as of December 31, 2012	683,974	$16.65	$11,388,057

Vested	(250,704)	17.52	(4,392,334)
Forfeited	(99,355)	18.37	(1,825,151)

Outstanding as of December 31, 2013	333,915	$15.48	$5,170,572

Nonvested shares vested and expect to vest as of December 31, 2013	599,357

Performance based share award options and nonvested shares
SHARE-BASED COMPENSATION PLAN
Summary of information regarding nonvested restricted share units

	Number of share units	Weighted average grant date fair value	Intrinsic value
Outstanding as of January 1, 2012	695,430	$9.96	$6,925,500
Granted	1,870,614	7.07	13,064,870
Forfeited	(71,710)	7.49	(537,049)

Outstanding as of December 31, 2012	2,494,334	7,86	19,453,321
Forfeited	(156,505)	7.49	(1,172,222)

Outstanding as of December 31, 2013	2,337,829	$7.20	$18,281,099

Option and nonvested shares vested and expect to vest as of December 31, 2013	2,783,106